INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net loss	$ (7,870,378)	$ (29,982,292)
Federal Income Tax [Member]
Net loss	(7,870,378)	(29,982,222)
Permanent differences	2,924,431	1,830,697
Valuation allowance	4,945,947	28,151,525
Net provision for income tax	$ 0	$ 0